Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 70,249	$ 13,430
Restricted cash	2,130	2,130
Receivables, net of allowance for doubtful accounts of $233 and $233, respectively	7,303	6,601
Inventories, net	17,310	11,788
Stock receivable	0	4,445
Prepaid expenses and other current assets	16,057	8,822
Total current assets	113,049	47,216
Property and equipment, net	8,093	5,203
Trademarks and trade name	331,475	336,655
Goodwill	19,235	504
Other intangible assets, net	11,514	2,377
Contract assets, net of current portion	6,641	7,159
Other noncurrent assets	12,741	13,013
Total assets	502,748	412,127
Current liabilities:
Accounts payable	11,199	8,678
Accrued salaries, wages, and employee benefits	2,649	4,870
Deferred revenues, current portion	20,085	11,159
Long-term debt, current portion	4,888	4,470
Convertible promissory notes	0	6,230
Other current liabilities and accrued expenses	18,720	18,556
Total current liabilities	57,541	53,963
Deferred revenues, net of current portion	34,329	43,792
Long-term debt, net of current portion	153,007	154,230
Deferred tax liabilities, net	74,897	74,909
Other noncurrent liabilities	4,077	2,422
Total liabilities	323,851	329,316
Commitments and contingencies (Note 13)	0	0
Redeemable noncontrolling interest	(208)	(208)
Stockholders' equity:
Common stock, $0.0001 par value per share, 150,000,000 shares authorized, 34,260,980 shares issued and 33,560,980 shares outstanding as of March 31, 2021; 20,626,249 shares issued and outstanding as of December 31,2020	3	2
Treasury stock, at cost, 700,000 shares and 0 shares as of March 31, 2021 and December 31, 2020	(4,445)	0
Additional paid-in capital	266,560	161,033
Accumulated deficit	(83,013)	(78,016)
Total stockholders' equity	179,105	83,019
Total liabilities, redeemable noncontrolling interest, and stockholders' equity	$ 502,748	$ 412,127